Note 24 - Segment and Geographic Information (Details) - Operations of the Group's Operating Segments, Years 2011 and 2012 (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenues	$ 52,738,077	$ 29,599,486	$ 53,008,065
Cost of revenues	10,570,070	8,089,394	8,770,617
General and administrative	15,210,102	11,387,381	11,227,632
Product development	9,032,327	10,735,570	13,313,635
Sales and marketing	30,588,236	13,072,017	21,337,799
Loss from impairment of intangible assets			4,078,084
Loss from impairment of goodwill			13,463,224
Total operating expenses	54,830,665	35,194,968	63,420,374
Government subsidies	11,187	75,883	265,016
Loss from operations	(12,651,471)	(13,608,993)	(18,917,910)
Total assets	133,492,735	121,370,995	159,976,683
Subscription Services And Other Related Services [Member]
Segment Reporting Information [Line Items]
Net revenues	19,209,065	25,781,724	49,468,401
Cost of revenues	7,018,379	7,297,061	8,462,096
General and administrative	10,831,336	8,515,833	8,319,593
Product development	8,248,244	10,735,570	13,313,635
Sales and marketing		12,500,788	20,714,263
Loss from impairment of intangible assets			3,949,420
Loss from impairment of goodwill			12,195,398
Total operating expenses	29,508,969	31,752,191	58,492,309
Government subsidies	11,187	75,883	265,016
Loss from operations	(17,307,096)	(13,191,645)	(17,220,988)
Total assets	73,807,848	72,474,437	106,811,438
Brokerage Services in Hong Kong [Member]
Segment Reporting Information [Line Items]
Net revenues	3,404,767	3,817,762	3,539,664
Cost of revenues	938,404	792,333	308,521
General and administrative	3,291,718	2,871,548	2,908,039
Sales and marketing		571,229	623,536
Loss from impairment of intangible assets			128,664
Loss from impairment of goodwill			1,267,826
Total operating expenses	3,882,792	3,442,777	4,928,065
Loss from operations	(1,416,429)	(417,348)	(1,696,922)
Total assets	$ 31,893,233	$ 48,896,558	$ 53,165,245